								Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A								PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

A.	DATES					Begin	End	# days

1	Payment Date						1/15/2014
2	Collection Period					12/1/2013	12/31/2013	31
3	Monthly Interest Period-Actual					12/16/2013	1/14/2014	30
4	Monthly Interest - Scheduled					12/15/2013	1/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	27,889,850.34	-	-	12,682,318.92	15,207,531.42	0.0760377
7	Class A-3 Notes	203,670,000.00	203,670,000.00	-	-	-	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	-	-	-	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	291,559,850.34	0.00	0.00	12,682,318.92	278,877,531.42
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	322,009,850.34	$0.00	$0.00	$12,682,318.92	309,327,531.42

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

			Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
		Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	16,501.49	0.0825075	12,682,318.92	63.4115946	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		227,345.74	0.3534000	12,682,318.92	19.7141641	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		265,154.49	0.3935444	12,682,318.92	18.8231995	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	378,883,131.79				367,469,044.76

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	408,298,938.62
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	337,387,713.33

			Units	Securitization Value
27	Securitization Value — Beginning of Period		26,822	420,981,257.54
28	Depreciation/Payments			(6,377,568.47)
29	Gross Credit Losses		(45)	(677,379.75)
30	Scheduled & Early Terminations		(111)	(1,475,206.26)
31	Payoff Units & Lease Reversals		(247)	(4,152,164.44)
32	Repurchased Leases		-	0.00

33	Securitization Value - End of Period		26,419	408,298,938.62

World Omni Automobile Lease Securitization Trust 2012-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

C.	SERVICING FEE

34	Servicing Fee Due				350,817.71

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(10,244.07)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	25,997	99.23%	402,105,486.92
41	31 - 60 Days Delinquent	166	0.63%	2,678,242.58
42	61 - 90 Days Delinquent	28	0.11%	460,219.96
43	91+ Days Delinquent	9	0.03%	74,883.45

44	Total	26,200	100.00%	405,318,832.91

45	Current Period Net Residual Losses/(Gains)				(14,837.62)

46	Current Period Net Credit Losses/(Gains)				146,757.64

World Omni Automobile Lease Securitization Trust 2012-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	15,379,452.90

48	Investment Earnings on Collection Account	552.21

49	Total Collected Amounts, prior to Servicer Advances	15,380,005.11

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	15,380,005.11

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	350,817.71
53	Interest on the Exchange Note - to the Trust Collection Account	470,446.56
54	Principal on the Exchange Note - to the Trust Collection Account	11,414,087.03
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,414,990.81
56	Remaining Funds Payable to Trust Collection Account	729,663.00

57	Total Distributions	15,380,005.11

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	15,029,187.40

59	Investment Earnings on Reserve Account	141.04

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	15,029,328.44

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	17,540.89
63	Class A Noteholders' Interest Distributable Amount	227,345.74
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	37,808.75
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	12,682,318.92
69	Remaining Funds Payable to Certificateholder	2,064,314.14

70	Total Distributions	15,029,328.44